Net Loss Per Share Attributable to Common Stockholders	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Planet Labs Inc [Member]
Net Loss Per Share Attributable to Common Stockholders

13.	Net Loss Per Share Attributable to Common Stockholders
The Company computes earnings (loss) per share of the Class A common stock and Class B common stock using the two-class
method required for participating securities. Basic and diluted earnings per share are the same for each class of common stock because they are entitled to the same liquidation and dividend rights. The following table sets forth the computation of basic and diluted loss per Class A common stock and Class B common stock (amounts in thousands, except share and per share amounts):

	Nine Months Ended October 31,
	2021	2020
Numerator:
Net loss attributable to common stockholders	$(91,159)	$(89,605)
Denominator:
Basic and diluted weighted-average common shares outstanding used in computing net loss per share attributable to common stockholders	30,264,402	28,640,817

Basic and diluted net loss per share attributable to common stockholders	$(3.01)	$(3.13)
Basic and diluted earnings per share was the same for each period presented as the inclusion of all potential Class A common stock and Class B common stock outstanding would have been anti-dilutive.
The following table presents the potential common stock outstanding that was excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive:

	Nine Months Ended October 31,
	2021	2020
Convertible Preferred Stock	85,682,990	85,682,990
Warrants to purchase Series B Convertible Preferred Stock	497,010	497,010
Warrants to purchase Series D Convertible Preferred Stock	1,476,468	1,476,468
Convertible notes	5,285,711	4,680,515
Common stock options	29,061,900	23,894,808
Restricted Stock Units	3,485,003	1,085,610
Early exercised common stock options, subject to future vesting	1,140,000	—

	126,629,082	117,317,401

14.	Net Loss Per Share Attributable to Common Stockholders
The Company computes earnings (loss) per share of the Class A common stock and Class B common stock using the two-class method required for participating securities. Basic and diluted earnings per share are the same for each class of common stock because they are entitled to the same liquidation and dividend rights. The following table sets forth the computation of basic and diluted loss per Class A common stock and Class B common stock (amounts in thousands, except share and per share amounts):

	Year Ended January 31,
	2021	2020
Numerator:
Net loss attributable to common stockholders	$(127,103)	$(123,714)
Denominator:
Basic and diluted weighted-average common shares outstanding used in computing net loss per share attributable to common stockholders	28,863,607	27,981,802
Basic and diluted net loss per share attributable to common stockholders	$(4.40)	$(4.42)
Basic and diluted earnings per share was the same for each period presented as the inclusion of all potential Class A common stock and Class B common stock outstanding would have been anti-dilutive.

The following table presents the potential common stock outstanding that was excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive:

	Year Ended January 31,
	2021	2020
Convertible Preferred Stock	85,682,990	85,682,990
Warrants to purchase Series B Convertible Preferred Stock	497,010	497,010
Warrants to purchase Series D Convertible Preferred Stock	1,476,468	486,940
Convertible notes	4,742,818	599,548
Common stock options	25,620,937	20,093,732
Restricted Stock Units	1,085,610	940,930

	119,105,833	108,301,150